Statement of Financial Position (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 780,882	$ 1,029,280	$ 1,371,732
Restricted cash	386,787	0
Inventories, net	499,495	521,254	335,932
Due from stockholders	0	52,821	0
Other current assets and prepaid expenses	884,233	626,877	526,507
Total Current Assets	2,551,397	2,230,232	2,234,171
PROPERTY AND EQUIPMENT, NET	7,583,383	6,008,198	1,629,661
DEFERRED TAX ASSETS	554,716	389,847	0
TOTAL ASSETS	10,689,496	8,628,277	3,863,832
CURRENT LIABILITIES
Accounts payable	514,933	725,386	508,643
Notes payable	1,759,109	910,332	42,659
Deferred revenue	44,948	24,441	24,254
Other payables and accrued liabilities	1,677,411	1,757,975	655,913
Income tax payable	815,877	706,450	54,428
Sales tax payable and other taxes payable	14,291	13,487	7,260
Due to a related company		0	20,555
Total Current Liabilities	4,826,569	4,138,071	1,313,712
COMMITMENTS AND CONTINGENCIES	0	0	0
China Shesays stockholders' equity
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued or outstanding as of June 30, 2011 and December 31, 2010	0	0	0
Common stock, $0.001 par value, 65,849,200 shares authorized, 18,600,012 shares issued as of June 30, 2011 and December 31, 2010	18,600	18,600	13,500
Additional paid-in capital	2,166,401	2,160,485	1,011,153
Unappropriated	2,944,060	1,640,050	1,373,765
Appropriated	429,566	429,566	151,284
Accumulated other comprehensive income	200,712	109,892	418
Total China Shesays Stockholders' Equity	5,759,339	4,358,593	2,550,120
Noncontrolling interest	103,588	131,613	0
Total Equity	5,862,927	4,490,206	2,550,120
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,689,496	$ 8,628,277	$ 3,863,832